March 21, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re: Managers AMG Funds
File Nos. 333-84639; 811-09521

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Managers AMG Funds (the “Trust”) hereby certifies that:

(1)     the forms of prospectus and statement of additional information with respect to TimesSquare Small Cap Growth Fund (the "Fund"), a series of the Trust, that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 (the "Registration Statement"), constituting the most recent amendment to the Registration Statement; and

(2)     the text of Pre-Effective Amendment No. 1 to the Registration Statement was filed electronically with the Securities and Exchange Commission on March 8, 2005 with an effective date of March 8, 2005.

Very truly yours,

Managers AMG Funds

By: Donald S. Rumery
Treasurer

cc:   John M. Ganley, Staff Examiner
     Securities and Exchange Commission

   Jonathan H. Dinwoodey, Esquire
     Goodwin Procter LLP